Employee Stock And Incentive Plan (Summary Of Nonvested RSU Transactions) (Details) (Restricted Stock Units [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	44,342
Granted, Number of Share Units	37,850
Vested, Number of Share Units	(11,000)
Forfeited, Number of Share Units	(2,724)
Nonvested share units at end of period, Number of Share Units	68,468
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 22.21
Granted, Weighted Average Fair Value	$ 22.49
Vested, Weighted Average Fair Value	$ 22.21
Forfeited, Weighted Average Fair Value	$ 22.24
Nonvested share units at end of period, Weighted Average Fair Value	$ 22.36